UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St.  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St.  Omaha, NE    68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:   12/31/2010

Item 1.  Reports to Stockholders.

BTS Bond Asset Allocation Fund

Annual Report

December 31, 2010

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Shareholder letter: BTS Bond Asset Allocation Fund.

Dear Shareholder:

BTS Bond Asset Allocation Fund allocated to different sectors in 2010, and was able to produce positive gains with an emphasis on preservation of principal and reduction of risk and volatility. The dynamic strategy of changing sectors and holdings, along with hedging tactics during periods of risk, reduced our returns to a level below our long term objective of 5-8% on average. Whenever the focus is on preserving capital and minimizing drawdown of principal, returns will at times be less in the short term.

However, BTS thinks through our experience that this approach is valid for enhancing longer term returns. Markets do go down and sometimes it can take years to regain one’s principal from such declines. This fact is why BTS believes a slow and steady approach to the markets, including volatile bond sectors, is best for long term performance.

During 2010, hedging strategies to reduce potential losses from corrections in higher yielding and riskier investments affected returns, at times. Indicators that diverged and suggested the risk of correction, were used to then move into bond asset classes, or index derivatives that might offer reduced drawdown in the event of prices dropping. For example, in the first quarter a selloff in higher yielding corporate bonds placed indicators on a defensive tilt moving to the second quarter. As the sovereign debt crisis created significant drawdown in the riskier high yield bond sector that correlates to equity, the strategy helped avoid declines. Through the third quarter gains took place as indicators again positioned aggressively as declines abated. However, indicators diverged as the economy continued to send conflicting signals that created significant volatility. Indicators again positioned assets defensively and used some hedging strategies that decreased performance. Going into 2011, indicators are positioned in a bullish tilt for riskier assets. BTS models suggest that we are likely to see solid support for riskier assets which will allow us to remain largely invested, without as much volatility that would place more of a weight on efforts to preserve your capital.

BTS anticipates that interest rates will increase as the economic recovery becomes mature. The flood of liquidity is shifting our fiscally stimulated recovery of 2010 to a demand based self sustaining one in 2011. This fact may eventually cause rates to rise during the latter half of 2011 and early 2012. We have certainly seen some of this in action as bonds declined in value, due to higher rates taking place, as the bond market anticipates economic recovery, and eventual higher lending costs to slow inflation.

There will be opportunity for investment into bond sectors during 2011 and beyond. But the background of higher volatility requires a day to day management approach that seeks to preserve capital. In this approach you have put your trust wherein our mandate of capital preservation remains first and enhanced returns the goal. We trust that you have been happy with the implementation of this approach.

Sincerely,

Mathew Pasts

CEO, BTS Asset Management

0423-NLD-3/1/2011

BTS Bond Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2010

The Fund's performance figures* for the period ending December 31, 2010, compared to its benchmark:

		Since Inception ***
BTS Bond Asset Allocation Fund Class A		2.27%
BTS Bond Asset Allocation Fund Class A (with load of 5%)		-2.87%
BTS Bond Asset Allocation Fund Class C		1.56%
Barclays Aggregate Bond Index Total Return**		6.40%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-877-287-9820.

** The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years.  Index returns assume reinvestment of dividends. Investors may not invest in the Index directly, unlike the Fund's returns, the Index does not reflect any fees or expenses.

*** Inception date is January 4, 2010.

Top Holdings By Industry	% of Net Assets
Mutual Funds	0.3%
Other, Cash & Cash Equivalents	99.7%
	100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010
Shares		Value

	MUTUAL FUNDS - 0.3%
	DEBT FUNDS - 0.3%
4,000	iShares iBoxx $ High Yield Corporate Bond Fund	$ 361,160
11,368	PIMCO Total Return Fund - Institutional Class	123,339
	TOTAL MUTUAL FUNDS ( Cost - $479,757)	484,499

	SHORT-TERM INVESTMENTS - 97.2%
Par Value	U.S. GOVERNMENT - 92.3%
$ 160,000,000	United States Treasury Bill 0.04%, 1/27/11	159,995,378

Shares	MONEY MARKET FUND - 4.9%
8,534,073	Fidelity Government Institutional Money Market Fund, 0.21%*	8,534,073

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $168,529,451)	168,529,451

	TOTAL INVESTMENTS - 97.5% ( Cost - $169,009,208) (a)	$ 169,013,950
	OTHER ASSETS LESS LIABILITIES - 2.5%	4,345,680
	NET ASSETS - 100.0%	$ 173,359,630

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $169,009,436 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 11,644
	Unrealized depreciation	(7,130)
	Net unrealized appreciation	$ 4,514

* Interest rate reflects seven-day effective yield on December 31, 2010.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010

ASSETS
Investment securities:
At cost	$ 169,009,208
At value	$ 169,013,950
Cash	4,400,108
Receivable for Fund shares sold	287,876
Dividends and interest receivable	36,740
Prepaid expenses and other assets	38,127
TOTAL ASSETS	173,776,801

LIABILITIES
Payable for Fund shares repurchased	172,435
Investment advisory fees payable	146,035
Distribution (12b-1) fees payable	44,165
Fees payable to other affiliates	20,816
Accrued expenses and other liabilities	33,720
TOTAL LIABILITIES	417,171
NET ASSETS	$ 173,359,630

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 173,197,181
Undistributed net investment income	8,819
Accumulated net realized gain from security transactions	148,888
Net unrealized appreciation of investments	4,742
NET ASSETS	$ 173,359,630

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 161,047,068
Shares of beneficial interest outstanding	16,025,008
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.05
Maximum offering price per share (Maximum sales charge of 5.00%) (b)	$ 10.58

Class C Shares:
Net Assets	$ 12,312,562
Shares of beneficial interest outstanding	1,224,810
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$ 10.05

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $5 million or more, the maximum sales charge will not apply. Instead the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2010 (a)

INVESTMENT INCOME
Dividends	$ 3,759,117
Interest	265,808
TOTAL INVESTMENT INCOME	4,024,925

EXPENSES
Investment advisory fees	1,395,269
Distribution (12b-1) fees:
Class A	335,565
Class C	53,009
Administrative services fees	123,689
Transfer agent fees	65,996
Professional fees	42,813
Accounting services fees	37,065
Registration fees	34,969
Compliance officer fees	20,730
Custodian fees	12,402
Printing and postage expenses	11,814
Trustees' fees and expenses	6,968
Insurance expense	2,161
Other expenses	14,742
TOTAL EXPENSES	2,157,192

NET INVESTMENT INCOME	1,867,733

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP TRANSACTIONS
Net realized gain/(loss) from:
Security transactions	2,367,487
Swap transactions	(1,321,890)
Net realized gain from investments and swap transactions	1,045,597

Distribution of realized gains from underlying investment companies	1,832

Net change in unrealized appreciation on investments	4,742

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND SWAP TRANSACTIONS	1,052,171

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 2,919,904

(a) BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2010 (a)
FROM OPERATIONS
Net investment income	$ 1,867,733
Net realized gains from investments and swap transactions	1,045,597
Distribution of realized gains from underlying investment companies	1,832
Net change in unrealized appreciation on investments	4,742
Net increase in net assets resulting from operations	2,919,904

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,909,527)
Class C	(52,720)
From net realized gains
Class A	(752,460)
Class C	(57,748)
Net decrease in net assets from distributions to shareholders	(2,772,455)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	192,375,578
Class C	12,796,365
Net asset value of shares issued in
reinvestment of dividends and distributions to shareholders:
Class A	2,613,225
Class C	102,177
Redemption fee proceeds:
Class A	22,908
Class C	282
Payments for shares redeemed:
Class A	(34,215,689)
Class C	(482,665)
Net increase in net assets from shares of beneficial interest	173,212,181

TOTAL INCREASE IN NET ASSETS	173,359,630

NET ASSETS
Beginning of Period	-
End of Period *	$ 173,359,630
* Includes undistributed net investment income of:	$ 8,819

(a) BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
December 31, 2010 (a)
SHARE ACTIVITY
Class A:
Shares Sold	19,156,138
Shares Reinvested	258,331
Shares Redeemed	(3,389,461)
Net increase in shares of beneficial interest outstanding	16,025,008

Class C:
Shares Sold	1,261,883
Shares Reinvested	10,122
Shares Redeemed	(47,195)
Net increase in shares of beneficial interest outstanding	1,224,810

(a) BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class C
	For the	For the
	Period Ended	Period Ended
	December 31,	December 31,
	2010 (1)	2010 (1)

Net asset value, beginning of period	$ 10.00	$ 10.00
Activity from investment operations:
Net investment income (2)	0.14	0.08
Net realized and unrealized gain
on investments	0.09	0.08
Total from investment operations	0.23	0.16

Paid-in-capital from redemption fees (3)	0.00	0.00

Less distributions from:
Net investment income	(0.13)	(0.06)
Net realized gains	(0.05)	(0.05)
Total distributions	(0.18)	(0.11)

Net asset value, end of period	$ 10.05	$ 10.05

Total return (4,5)	2.27%	1.56%

Net assets, end of period (000s)	$ 161,047	$ 12,313

Ratio of expenses to average
net assets (6,7)	1.51%	2.26%

Ratio of net investment income to
average net assets (6,7,8)	1.36%	0.61%

Portfolio Turnover Rate (5)	641%	641%

(1) The BTS Asset Allocation Fund commenced operations on January 4, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends.
(5) Not annualized.
(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investments companies in which the Fund invests.
(7) Annualized.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

See accompanying notes to financial statements

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

1.

 ORGANIZATION

The BTS Bond Asset Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return.  The Fund commenced operations on January 4, 2010.

The Fund currently offers two classes of shares: Class A shares and Class C shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.00%.  Class C shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2010 for the Fund’s investments measured at fair value:

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	484,499	-	-	484,499
U.S. Government	-	159,995,378	-	159,995,378
Money Market Fund	-	8,534,073	-	8,534,073
Total Investments	484,499	168,529,451	-	169,013,950

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $556,760,366 and $558,647,172, respectively.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the period ended December 31, 2010 the Fund’s trades of swap contracts resulted in a net loss of $1,321,890 which is included in the net realized loss from swap transactions in the Statement of Operations.  As of December 31, 2010, the Fund did not have any open swap contracts.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* or

8 basis points or 0.08% per annum on the first $100 million in net assets

6.4 basis points or 0.064% per annum on the next $150 million in net assets

1.8

basis points or 0.048% per annum on net assets greater than $250 million

* Fee will increase to $36,000 per annum in January 2011, and basis points will increase to 9, 7.2 and 5.4 (.09%, .072% and .054%) respectively.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $21,600* plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

1.6 basis points or 0.016% on net assets of $25 million to $100 million

0.8 basis points or 0.008% on net assets greater than $100 million

* Fee will increase to $29,700 per annum in January 2011, and basis points will increase to 1.8 and .9 (.018% and .009%) respectively.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $14,400* per class or the number of shareholder accounts multiplied by $12.80 for open accounts and $2.00 for closed accounts.

* Fee will increase to $16,200 per class annual minimum or $14.40 per open account in January 2011.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2010, the Fund incurred expenses of $20,730 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in the shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended December 31, 2010, GemCom collected amounts totaling $8,472 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expenses” on the Statement of Operations in the shareholder report.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended December 31, 2010, Class A and Class C shares assessed $22,908 and $282, respectively, in redemption fees.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

The difference between the book basis and tax basis character of distributions as of December 31, 2010 is primarily attributable to the reclass of short-term capital gains to ordinary income.

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.  The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to non-deductible expenses and adjustments for swap transactions, resulted in reclassification for the period ended December 31, 2010 as follows: a decrease in paid in capital of $15,000; an increase in undistributed net investment income of $103,333; and a decrease in accumulated net realized gain from security transactions of $88,333.

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

BTS Bond Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of BTS Bond Asset Allocation Fund

We have audited the accompanying statement of assets and liabilities of BTS Bond Asset Allocation Fund, (the “Fund”) a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of December 31, 2010, the related statements of operations and changes in net assets and the financial highlights for the period January 4, 2010 (commencement of operations) through December 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BTS Bond Asset Allocation Fund as of December 31, 2010, the results of its operations, the changes in its net assets, and the financial highlights for the period January 4, 2010 through December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

                BBD, LLP

Philadelphia, Pennsylvania

March 1, 2011

BTS Bond Asset Allocation Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2010

As a shareholder of the BTS Bond Asset Allocation Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the BTS Bond Asset Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 through December 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the BTS Bond Asset Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expense Paid During Period 7/1/10 – 12/31/10*
Class A	$1,000.00	$1,015.30	$7.77
Class C	$1,000.00	$1,011.50	$11.56

Hypothetical (5% return before expenses)	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expense Paid During Period 7/1/10 - 12/31/10*
Class A	$1,000.00	$1,017.59	$7.78
Class C	$1,000.00	$1,013.81	$11.57

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, 1.53% for Class A and 2.28% for Class C, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

.

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2010

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	73
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	73
Gary W. Lanzen (56) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	73
Mark H. Taylor (46) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	73
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	73

BTS Bond Asset Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2010

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (48)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (since 2008); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Secretary since 2006

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (40)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC .

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $13,500

(b)

Audit-Related Fees

2010 – None

(c)

Tax Fees

2010 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 - None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/07/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/07/2011

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/07/2011